OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2018	2017

Prepaid expenses	$2,514	$2,859
Government authorities	14,988	20,196
Advances to suppliers	1,329	3,103
Derivatives	277	717
Other receivables (see also Note 10)	6,387	6,178

	$25,495	$33,053